Stock Based Compensation Plans: (Details Text) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of options available under the plan	8,750,000
Options available for grant	1,585,000
Maximum term of options	10 years
Options granted during the period	5,277,500	0
Options exercised during the period	2,100,000	2,300,000
Proceeds to Company from option exercises	$ 5,900	$ 4,100
Non-cash compensation expense	$ 4,900	$ 15
Weighted average fair value of options granted	$ 1.04
Paid to retention unit plan participants	$ 7,700
Amount payable in event of change of control	$ 17,600